Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter Hire Receivable (Table)
Period ending	Amount
June 30, 2022	$347,628
June 30, 2023	290,993
June 30, 2024	210,411
June 30, 2025	62,282
Thereafter	41,267
Total minimum lease revenue, net of address commissions	$952,581